DWS Strategic High Yield Tax-Free Fund Average Annual Total Returns - Class ACIS [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%	2.25%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.64%	0.49%	2.00%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.10%	1.20%	2.40%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.64%	0.51%	2.03%
Performance Inception Date	May 01, 2000
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.75%	0.31%	1.55%
Performance Inception Date	May 01, 2000
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.81%	1.33%	2.57%
Performance Inception Date	Aug. 19, 2002
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.81%	1.33%	2.58%
Performance Inception Date	Jan. 22, 1987